Finance Income and Expenses- Finance Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest on long-term debt	$ 80	$ 69	$ 72
Interest on lease obligations	21	23	27
Commitment fees and amortization of debt issuance costs	13	13	12
Accretion costs and other	23	6	3
Total finance expenses	$ 137	$ 111	$ 114